PROVISIONS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) claim	Dec. 31, 2020 USD ($) item
PROVISIONS
Number of cargo claims	2	2
Legal proceedings provision	$ 18.3	$ 18.3